DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 88.2%
37,289	Franklin FTSE Australia ETF	$ 1,227,285
24,217	Franklin FTSE Brazil ETF	578,544
74,493	Franklin FTSE Canada ETF	3,645,687
122,989	Franklin FTSE China ETF(a)	2,753,724
84,886	Franklin FTSE Germany ETF(d)	2,655,243
50,368	Franklin FTSE India ETF	1,673,225
189,633	Franklin FTSE Japan ETF(a)	6,860,922
69,765	Franklin FTSE Russia ETF(a),(b),(d),(e),(f)	698
34,927	Franklin FTSE South Korea ETF	1,392,539
35,164	Franklin FTSE Switzerland ETF	1,426,329
55,292	Franklin FTSE Taiwan ETF(a)	3,765,938
101,156	Franklin FTSE United Kingdom ETF	3,516,183
7,377	iShares China Large-Cap ETF	264,834
10,915	iShares MSCI Australia ETF	303,000
44,276	iShares MSCI Brazil ETF(a)	1,699,756
36,740	iShares MSCI Chile ETF	1,460,782
3,534	iShares MSCI Denmark ETF(a)	369,957
26,393	iShares MSCI France ETF	1,144,928
40,610	iShares MSCI Hong Kong ETF(a)	937,685
9,726	iShares MSCI Indonesia ETF(a)	153,574
10,565	iShares MSCI Italy ETF(a)	564,382
8,792	iShares MSCI Malaysia ETF	249,781
31,059	iShares MSCI Mexico ETF	2,336,569
18,292	iShares MSCI Netherlands ETF(a)	1,051,973
20,702	iShares MSCI Peru and Global Exposure ETF	1,670,858
2,997	iShares MSCI Philippines ETF(a)	74,416
4,191	iShares MSCI Saudi Arabia ETF(a)	166,592
8,155	iShares MSCI Singapore ETF	230,134
29,739	iShares MSCI South Africa ETF	2,016,304
19,170	iShares MSCI South Korea ETF	2,358,102
39,158	iShares MSCI Spain ETF(a)	2,126,671
14,011	iShares MSCI Sweden ETF	682,616
5,685	iShares MSCI Taiwan ETF	403,180
3,428	iShares MSCI Thailand ETF(a)	237,835

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2% (Continued)
	EQUITY - 88.2% (Continued)
17,796	iShares MSCI United Kingdom ETF(a)	$ 810,786
6,249	JPMorgan BetaBuilders Canada ETF	587,781
	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,541,762)	51,398,813

	SHORT-TERM INVESTMENTS — 37.3%
	COLLATERAL FOR SECURITIES LOANED – 25.4%
14,843,089	Mount Vernon Liquid Assets Portfolio, 3.74%(c),(g)	14,843,089

	MONEY MARKET FUNDS - 11.9%
6,928,917	First American Treasury Obligations Fund, Class X, 3.59%(c)	6,928,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,772,006)	21,772,006

	TOTAL INVESTMENTS – 125.5% (Cost $64,313,768)	$ 73,170,819
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.5)%	(14,874,653)
	NET ASSETS - 100.0%	$ 58,296,166

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of Macrh 31, 2026 was $14,954,061.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(f)	Restricted security.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 is $14,843,089. Any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 87.0%
8,999	iShares Russell 2000 ETF(a)	$ 2,231,752
148,024	State Street Communication Services Select Sector SPDR ETF	16,409,941
40,471	State Street Consumer Discretionary Select Sector SPDR ETF	4,410,529
33,469	State Street Consumer Staples Select Sector SPDR ETF	2,743,789
126,524	State Street Energy Select Sector SPDR ETF	7,750,860
143,998	State Street Financial Select Sector SPDR ETF	7,109,181
27,656	State Street Health Care Select Sector SPDR ETF	4,054,646
56,433	State Street Industrial Select Sector SPDR ETF(a)	9,126,909
25,322	State Street Real Estate Select Sector SPDR ETF	1,033,897
42,311	State Street SPDR Portfolio S&P 500 Value ETF	2,393,956
15,220	State Street SPDR S&P Aerospace & Defense ETF	3,865,576
95,192	State Street Technology Select Sector SPDR ETF	12,651,017
106,276	State Street Utilities Select Sector SPDR ETF	4,877,006
		78,659,059
	FIXED INCOME - 2.4%
40,547	JPMorgan Active Bond ETF	2,180,212

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,636,772)	80,839,271

	SHORT-TERM INVESTMENTS — 22.7%
	COLLATERAL FOR SECURITIES LOANED – 12.0%
10,802,550	Mount Vernon Liquid Assets Portfolio, 3.74%(b),(c)	10,802,550

	MONEY MARKET FUNDS - 10.7%
9,683,279	First American Treasury Obligations Fund, Class X, 3.59%(b)	9,683,279

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,485,829)	20,485,829

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Fair Value
TOTAL INVESTMENTS – 112.1% (Cost $91,122,601)	$ 101,325,100
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1)%	(10,931,380)
NET ASSETS - 100.0%	$ 90,393,720

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 is $10,940,620.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 is $10,802,550. Any reported shortfall in required collateral coverage of 102% is based on closing market value of securities on loan as of the date of the report. Any required collateral adjustment needed in order to bring coverage to 102% is done on the next business day.